Shareholder Report, Average Annual Return (Details) 193422_Hoya Capital High Dividend Yield ETF_TF_TSR Annual {TF}	12 Months Ended	53 Months Ended
	Feb. 28, 2026	Feb. 28, 2026
Hoya Capital High Dividend Yield ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Hoya Capital High Dividend Yield ETF NAV
Average Annual Return, Percent	1.93%	(0.51%)
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	16.99%	12.49%
Dow Jones U.S. Real Estate Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Real Estate Total Return Index
Average Annual Return, Percent	5.89%	2.07%